SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Principles Of Consolidation and Basis Of Presentation [Policy Text Block]	Basis of Presentation The consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE. All inter-company transactions and balances between the Company, its subsidiaries, and the VIE are eliminated upon consolidation. The Company included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management evaluates estimates, including those related to the expected total costs of integrated contracts, expected gross margins of integrated solution contracts, allowance for doubtful accounts, fair values of share options, fair value of bifurcated derivative, fair value of retained non-controlling investment in the former subsidiary, warranties, purchase price allocation with respect to business combinations, valuation allowance of deferred tax assets and impairment of goodwill and other long-lived assets. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ materially from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations and transactions

The Company’s functional currency is the United States dollars (“US dollars” or “$”); whereas the Company’s subsidiaries and VIE use the primary currency of the economic environment in which their operations are conducted as their functional currency. According to the criteria of Accounting Standards Codification (“ASC”) Topic 830 (“ASC 830”), the Company uses the US dollars as its reporting currency.

The Company translates the assets and liabilities into US dollars using the rate of exchange prevailing at the balance sheet date, and the statements of comprehensive income are translated at average rates during the reporting period. Adjustments resulting from the translation of financial statements from the functional currency into US dollars are recorded in stockholders’ equity as part of accumulated other comprehensive income. Transactions dominated in currencies other than the functional currency are translated into functional currency at the exchange rates prevailing on the transaction dates, and the exchange gains or losses are reflected in the consolidated statements of comprehensive income for the reporting period.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings, except for those raised from intercompany transactions with investment nature, which are recorded in other comprehensive income.

Business Combinations Policy [Policy Text Block]
Business combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC Topic 805,
Business Combinations
(“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted cash flows over that period.

Acquisition-related costs are recognized as general and administrative expenses in the statements of comprehensive income as incurred.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments that are readily convertible to known amounts of cash with original stated maturities of three months or less are classified as cash equivalents.

Time Deposits With Original Maturities Over Three Months [Policy Text Block]
Time deposits with original maturities over three months

Time deposits with original maturities over three months consist of deposits placed with financial institutions with original maturity terms from four months to one year. As of June 30, 2018, $133,723, $4,249, and $1,461 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, and Malaysia, respectively. As of June 30, 2017, $80,507, $11,690, $3,935 and $82 of time deposits with original maturities over three months were placed in financial institutions in the PRC, Singapore, Malaysia and India, respectively.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash mainly consists of the cash deposited in banks pledged for performance guarantees, or bank loans. These cash balances are not available for use until these guarantees are expired or cancelled, or the loans are repaid.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Integrated solutions contracts

Revenues generated from designing, building, and delivering customized integrated industrial automation systems are recognized over the contractual terms based on the percentage of completion method. The contracts for designing, building, and delivering customized integrated industrial automation systems are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and ranges from 6 months to 5 years excluding the warranty period. The majority of the contract duration is longer than one year.

Revenue generated from mechanical and electrical solution contracts for the construction or renovation of buildings, rail or infrastructure facilities are also recognized over the contractual terms based on the percentage of completion method. The contracts for mechanical and electrical solution are legally enforceable and binding agreements between the Company and customers. The duration of contracts depends on the contract size and the complexity of the construction work and ranges from 6 months to 3 years excluding the warranty period. The majority of the contract duration is longer than one year.

In accordance with ASC 605-35,
Revenue Recognition - Construction-Type and Production-Type Contracts
(“ASC 605-35”), recognition is based on an estimate of the income earned to date, less income recognized in earlier periods. Extent of progress toward completion is measured using the cost-to-cost method where the progress (the percentage complete) is determined by dividing costs incurred to date by the total amount of costs expected to be incurred for the integrated solutions contract. Revisions in the estimated total costs of integrated solutions contracts are made in the period in which the circumstances requiring the revision become known. Provisions, if any, are made in the period when anticipated losses become evident on uncompleted contracts.

The Company reviews and updates the estimated total costs of integrated solutions contracts at least annually. The Company accounts for revisions to contract revenue and estimated total costs of integrated solution contracts, including the impact due to approved change orders, in the period in which the facts that cause the revision become known as changes in estimates. Unapproved change orders are considered claims. Claims are recognized only when it has been awarded by customers. During the years ended June 30, 2016, 2017 and 2018, the Company did not recognize any revenue related to claims.
Excluding the impact of change orders, if the estimated total costs of integrated solution contracts, which were revised during the years ended June 30, 2016, 2017 and 2018, had been used as a basis of recognition of integrated contract revenue since the contract commencement, net income for the years ended June 30, 2016, 2017 and 2018 would have been decreased by $30,270, $12,062, and $10,466 respectively; basic net income per share for years ended June 30, 2016, 2017 and 2018 would have been decreased by $0.51, $0.20, and $0.17, respectively; and diluted net income per share for the years ended June 30, 2016, 2017 and 2018, would have decreased by $0.50, $0.20, and $0.17, respectively. Revisions to the estimated total costs for the years ended June 30, 2016, 2017 and 2018 were made in the ordinary course of business.

The Company combines a group of contracts as one project if they are closely related and are, in substance, parts of a single project with an overall profit margin. The Company segments a contract into several projects, when they are of different business substance, for example, with different business negotiation, solutions, implementation plans and margins.

Revenue in excess of billings on the contracts is recorded as costs and estimated earnings in excess of billings. Billings in excess of revenues recognized on the contracts are recorded as deferred revenue until the above revenue recognition criteria are met. Recognition of accounts receivable and costs and estimated earnings in excess of billings are discussed below.

The Company generally recognizes 100% of the contractual revenue when the customer acceptance has been obtained and no further major costs are estimated to be incurred, and normally this is also when the warranty period commences. Revenues are presented net of taxes collected on behalf of the government.

Product sales

Revenue generated from sales of products is recognized when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Service rendered

The Company has in recent years extended its service offerings as described below. The Company mainly provides two types of services:

Revenue from one-off services: the Company provides different types of one-off services, which are generally completed on customers’ site. Revenue is recognized when the Company has completed all the respective services described in the contracts, there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured.

Revenue from services covering a period of time: the Company also separately sells extended warranties to their integrated solution customers for a fixed period. Such arrangements are negotiated separately from the corresponding integrated solution system and are usually entered into upon the expiration of the warranty period attached to the integrated solution contract. During the extended warranty period, the Company is responsible for addressing issues related to the system. Part replacement is not covered in such services. The Company recognizes revenue on a pro-rata basis over the contractual term.

Accounts Receivable and Cost and Estimated Earnings In Excess Of Billings [Policy Text Block]
Accounts receivable and costs and estimated earnings in excess of billings

Performance of the integrated contracts will often extend over long periods and the Company’s right to receive payments depends on its performance in accordance with the contractual agreements. There are different billing practices in the PRC, overseas operating subsidiaries and the VIE (Concord and Bond Groups). For the Company’s PRC subsidiaries, billings are issued based on milestones specified in contracts negotiated with customers. In general, there are four milestones: 1) project commencement, 2) system manufacturing and delivery, 3) installation, trial-run and customer acceptance, and 4) expiration of the warranty period. The amounts to be billed at each milestone are specified in the contract. All contracts have the first milestone, but not all contracts require prepayments. The length of each interval between two continuous billings under an integrated contract varies depending on the duration of the contract (under certain contracts, the interval lasts more than a year) and the last billing to be issued for an integrated solution contract is scheduled at the end of a warranty period. For Concord and Bond Groups, billing claims rendered are subject to the further approval and certification of the customers or their designated consultants. Payments are made to Concord or Bond Groups based on the certified billings according to the payment terms mutually agreed between the customers and Concord or Bond Groups. Certain amounts are retained by the customer and payable to Concord and Bond Groups upon satisfaction of final quality inspection or at the end of the warranty period. The retained amounts which were recorded as accounts receivable were $12,838 and $18,203 for the two years ended June 30, 2017 and 2018, respectively. Prepayments received are recorded as deferred revenue. The deferred revenue will be recognized as revenue under the percentage of completion method along with the progress of a contract.

The carrying value of the Company’s accounts receivable and costs and estimated earnings in excess of billings, net of the allowance for doubtful accounts, represents their estimated net realizable value. An allowance for doubtful accounts is recognized when it’s probable that the Company will not collect the amount and is written off in the period when deemed uncollectible. The Company periodically reviews the status of contracts and decides how much of an allowance for doubtful accounts should be made based on factors surrounding the credit risk of customers and historical experience. The Company does not require collateral from its customers and does not charge interest for late payments by its customers.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are composed of raw materials, work in progress, purchased and manufactured finished goods and low value consumables. Inventories are stated at the lower of cost and net realizable value. The Company elected to use weighted average cost method as inventory costing method.

The Company assesses the lower of cost and net realizable value for non-saleable, excess or obsolete inventories based on its periodic review of inventory quantities on hand and the latest forecasts of product demand and production requirements from its customers. The Company writes down inventories for non-saleable, excess or obsolete raw materials, work-in-process and finished goods by charging such write-downs to cost of integrated contracts and/or costs of products sold.

Standard Product Warranty, Policy [Policy Text Block]
Warranties

Warranties represent a major term under an integrated contract, which will last, in general, for one to three years or otherwise specified in the terms of the contract. The Company accrues warranty liabilities under an integrated contract as a percentage of revenue recognized, which is derived from its historical experience, in order to recognize the warranty cost for an integrated contract throughout the contract period.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, plant and equipment, net

Property, plant and equipment, other than construction in progress, are recorded at cost and are stated net of accumulated depreciation and impairment, if any. Depreciation expense is determined using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	30 -50 years
Machinery	5 - 10 years
Software	3 - 5 years
Vehicles	5- 6 years
Electronic and other equipment	3 - 10 years

Construction in progress represents uncompleted construction work of certain facilities which, upon completion, management intends to hold for production purposes. In addition to costs under construction contracts, other costs directly related to the construction of such facilities, including duty and tariff, equipment installation and shipping costs, and borrowing costs are capitalized. Depreciation commences when the asset is placed in service.

Maintenance and repairs are charged directly to expenses as incurred, whereas betterment and renewals are capitalized in their respective accounts. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

Lease, Policy [Policy Text Block]
Prepaid land leases, net

Prepaid land lease payments, for the land use right of three parcels of land in the PRC, three parcels of leasehold land in Malaysia and one parcel of leasehold land in Singapore, are initially stated at cost and are subsequently amortized on a straight-line basis over the lease terms of 49 to 88 years.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets are amortized using a straight-line method.

The estimated useful lives for the intangible assets are as follows:

Category	Estimated useful life

Customer relationship	57 - 60 months
Order backlog	21 - 33 months
Patents and copyrights	60 - 120 months

Residual values are considered nil.

Goodwill Impairment [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles – Goodwill and Other, which requires that goodwill is not amortized but to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

The Company’s goodwill outstanding at June 30, 2018 was related to the acquisitions of Concord Group, Bond Group, and Beijing Hollysys Industrial Software Company Ltd (“Hollysys Industrial Software”), which was 100% acquired by a subsidiary of the Company in July 2017 with a cash consideration of approximately $2,380.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

The Company elected to assess goodwill for impairment using the two-step process for Concord Group for the years ended June 30, 2017 and 2018, with assistances from a third-party appraiser. Concord Group’s management judgment is involved in determining these estimates and assumptions, and actual results may differ from those used in valuations. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit which could trigger future impairment. The judgment in estimating the fair value of reporting units includes forecasts of future cash flows, which are based on management’s best estimate of future revenue, gross profit, operating expenses growth rates, future capital expenditure and working capital level, as well as discount rate determined by Weighted Average Cost of Capital approach and the selection of comparable companies operating in similar businesses. The Company also reviewed marketplace and/or historical data to assess the reasonableness of assumptions such as discount rate and working capital level.

The carrying amount of Concord Group exceeded its fair value as of June 30, 2017, and a goodwill impairment charge of $11,211 was recorded in the statement of comprehensive income for the year ended June 30, 2017 based on the second step testing result.

The fair value of Concord Group exceeded its carrying amount (net of accumulated impairment charges) as of June 30, 2018 based on the first step testing result, and the Company concluded no additional goodwill impairment charge was needed for the year ended June 30, 2018.

There are uncertainties surrounding the amount and timing of future expected cash flows as they may be impacted by negative events such as a slowdown in the mechanical and electrical engineering sector, deteriorating economic conditions in the geographical areas Concord Group operates in, political, economic and social uncertainties in the Middle East, increasing competitive pressures and fewer than expected mechanical and electrical solution contracts awarded to Concord Group. These events can negatively impact demand for Concord Group’s services and result in actual future cash flows being less than forecasted or delays in the timing of when those cash flows are expected to be realized. Further, the timing of when actual future cash flows are received could differ from the Company’s estimates, which are based on historical trends and does not factor in unexpected delays in project commencement or execution.

The Company also performed qualitative assessments with respect to Bond Group and Hollysys Industrial Software, to determine if it is more likely than not that the fair values of Bond Group and Hollysys Industrial Software are less than their carrying amounts. By identifying the most relevant drivers of fair value and significant events, and weighing the identified factors, the Company concluded that there was no impairment loss on goodwill related to Bond Group as of June 30, 2017 and 2018, or related to Hollysys Industrial Software as of June 30, 2018.

Impairment Of Long Lived Assets Other Than Goodwill [Policy Text Block]
Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling costs

All shipping and handling fees charged to customers are included in net revenue. Shipping and handling costs incurred are included in cost of integrated contracts and/or costs of products sold as appropriate.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Company adopted ASU 2015-17 on July 1, 2017 on a prospective basis. As a result, current portion of deferred income tax liabilities and assets have been reclassified to noncurrent liabilities and assets. Prior periods were not retrospectively adjusted and all future adjustments will be reported as noncurrent.

The Company adopted ASC 740,
Income Taxes
(“ASC 740”)
,
which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 are classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Company recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax positions which is included in the accrued liabilities is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each annual filling is done, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs consist primarily of salaries, bonuses and benefits for research and development personnel. Research and development costs also include travel expenses of research and development personnel as well as depreciation of hardware equipment and software tools and other materials used in research and development activities. Research and development costs are expensed as incurred. Software development costs are also expensed as incurred as the costs qualifying for capitalization have been insignificant.

Vat Refunds and Government Subsidies [Policy Text Block]
VAT refunds and government subsidies

Pursuant to the laws and regulations of the PRC, the Company remits 17% of its sales as valued added tax (“VAT”), and then is entitled to a refund of the portion that the Company’s actual VAT burden exceeding 3% levied on all sales containing internally developed software products. VAT refunds are recognized in the statements of comprehensive income when cash refunds or the necessary approval from the tax authority has been received. Certain subsidiaries of the Company located in the PRC receive government subsidies from local PRC government agencies. Government subsidies are recognized in the statement of comprehensive income when the attached conditions have been met. Government grants received for the years ended June 30, 2016, 2017 and 2018 amounted to $6,085, $10,238 and $5,931, respectively, of which $2,886, $12,885 and $4,784 were included as a credit to operating expenses in the statements of comprehensive income for the years ended June 30, 2016, 2017 and 2018, respectively.

Appropriations To Statutory Reserve [Policy Text Block]
Appropriations to statutory reserve

Under the corporate law and relevant regulations in the PRC, all of the subsidiaries of the Company located in the PRC are required to appropriate a portion of its retained earnings to statutory reserve. All subsidiaries located in the PRC are required to appropriate 10% of its annual after-tax income each year to the statutory reserve until the statutory reserve balance reaches 50% of the registered capital. In general, the statutory reserve shall not be used for dividend distribution purposes. In Dubai and Qatar, companies are required to appropriate 10% of its annual after-tax income each year to the statutory reserve and the appropriation may be suspended by the shareholders if the reserve reaches 50% of the registered capital. The statutory reserve can be used to cover the losses of the companies or to increase the capital of the companies with a decision by the general assembly of CCDB and CECL.

Segment Reporting, Policy [Policy Text Block]
Segment reporting

In accordance with ASC 280,
Segment reporting
(“ASC 280”), segment reporting is determined based on how the Company’s chief operating decision makers review operating results to make decisions about allocating resources and assessing performance of the Company. According to management’s approach, the Company organizes its internal financial reporting structure based on its main product and service offerings. The Company operates in three principal business segments in the financial reporting structure and their management report, namely industrial automation, rail transportation and mechanical and electrical solutions. The Company does not allocate any assets to the three segments as management does not use the information to measure the performance of the reportable segments.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. In accordance with ASC 220,
Comprehensive Income
(“ASC 220”), the Company presents components of net income and other comprehensive income in one continuous statement.

Equity and Cost Method Investments, Policy [Policy Text Block]
Investments in cost and equity investees

The Company accounts for its equity investments under either the cost method or the equity method by considering the Company’s rights and ability to exercise significant influence over the investees. Under the cost method, investments are initially carried at cost. In the event that the fair value of the investment falls below the initial cost and the decline is considered as other-than-temporary, the Company recognizes an impairment charge, equal to the difference between the cost basis and the fair value of the investment. A variety of factors are considered when determining if a decline in fair value below carrying value is other than temporary, including, among others, the financial condition and prospects of the investee.

The investments in entities over which the Company has the ability to exercise significant influence are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities, by the amortization of any basis difference between the amount of the Company’s investment and its share of the net assets of the investee, and by dividend distributions or subsequent investments. Unrealized inter-company profits and losses related to equity investees are eliminated. An impairment charge, being the difference between the carrying amount and the fair value of the equity investee, is recognized in the consolidated statements of comprehensive income when the decline in value is considered other than temporary.

Interest Capitalization, Policy [Policy Text Block]
Capitalization of interest

Interest incurred on borrowings for the Company’s construction of facilities and assembly line projects during the active construction period are capitalized. The capitalization of interest ceases once a project is substantially complete. The amount to be capitalized is determined by applying the weighted-average interest rate of the Company’s outstanding borrowings to the average amount of accumulated capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives.

Earnings Per Share, Policy [Policy Text Block]
Income per share

Income per share is computed in accordance with ASC 260,
Earnings Per Share
(“ASC 260”). Basic income per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company accounts for share-based compensation in accordance with ASC 718,
Compensation-Stock Compensation
 (“ASC 718”). The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award. The compensation cost for each vesting tranche in an award subject to performance vesting is recognized ratably from the service inception date to the vesting date for each tranche. To the extent the required service and performance conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in a subsequent period if actual forfeitures differ from initial estimates.

For share-based awards that are subject to performance-based vesting conditions in addition to time-based vesting, the Company recognizes the estimated grant-date fair value of performance-based awards, net of estimated forfeitures, as share-based compensation expense over the vesting period based upon the Company’s determination of whether it is probable that the performance-based criteria will be achieved. At each reporting period, the Company reassesses the probability of achieving the performance-based criteria. Determining whether the performance-based criteria will be achieved involves judgment, and the estimate of share-based compensation expense may be revised periodically based on changes in the probability of achieving the performance-based criteria. Revisions are reflected in the period in which the estimate is changed. If the performance-based criteria are not met, no share-based compensation expense is recognized, and, to the extent share-based compensation expense was previously recognized, such share-based compensation expense is reversed.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurements

The Company has adopted ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”), which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. It establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1	-	Quoted prices in active markets for identical assets or liabilities.
Level 2	-
Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue Recognition, Leases [Policy Text Block]
Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lessor [Policy Text Block]
Accounting for lessor

Minimum contractual rental from leases are recognized on a straight-line basis over the non-cancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. Contingent rental revenue is accrued when the contingency is removed.

Concentration Of Risks [Policy Text Block]
Concentration of risks

Concentration of credit risk

Assets that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits with original maturities over three months, restricted cash, accounts receivable, other receivables and amounts due from related parties. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet date. As of June 30, 2018, substantially all of the Company’s cash and cash equivalents and time deposits with original maturities exceeding three months were managed by financial institutions located in the PRC, Singapore, Malaysia and Dubai, which management believes are of high credit quality. Accounts receivable, other receivables and amounts due from related parties are typically unsecured and the risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

The Company has no customer that individually comprised 10% or more of the outstanding balance of accounts receivable as of June 30, 2017 and 2018, respectively.

Concentration of business and economic risk

A majority of the Company’s net revenue and net income are derived in the PRC. The Company’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Concentration of currency convertibility risk

A majority of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Concentration of foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to monetary assets or liabilities held in foreign currencies. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to USD, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The appreciation of the US dollars against RMB was approximately 8.68% and 2.07% for the years ended June 30, 2016 and 2017, respectively. The depreciation of the US dollars against RMB was approximately 2.32% for the years ended June 30, 2018. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of its shares in US dollars. An appreciation of US dollar against the RMB would result in foreign currency translation losses when translating the net assets of the Company from RMB into US dollar.

For the years ended June 30, 2016, 2017 and 2018, the net foreign currency translation (losses) gains resulting from the translation of RMB, SGD and other functional currencies to the U.S. dollar reporting currency recorded in other comprehensive income was $(48,841), $(14,428), and $17,410, respectively.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09,
Revenue from Contracts with Customers
, (“ASU 2014-09”). ASU 2014-09 provides a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. ASU 2014-09 will be effective for the Company’s fiscal year beginning July 1, 2018 and subsequent interim periods. The Company has the option to apply the provisions of ASU 2014-09 either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of applying this ASU recognized at the date of initial application.

Subsequent to the issuance of ASU 2014-09, the FASB has issued several ASUs such as ASU 2016-08,
Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net)
, ASU 2016-10,
Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing
, and ASU 2016-12,
Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients
among others. These ASUs will have the same effective date and transition requirements as ASU 2014-09. All guidance is collectively referred to as Accounting Standard Codification (“ASC”) 606.

The Company will adopt the new standard on July 1, 2018 using the modified retrospective approach, which requires the recognition of a cumulative-effect adjustment to retained earnings as of the date of adoption, and will apply the adoption only to contracts not completed as of July 1, 2018. As part of the implementation of ASC 606, the Company is performing an assessment, including identifying revenue streams within the scope of ASC 606, analyzing contracts and reviewing potential changes to its existing revenue recognition accounting policies. The Company has not yet completed its assessment.

A significant portion of our contracts is related to the provision of integrated solution services, the revenues from which is currently recognized under the percentage of completion method using the cost-to-cost measurement. To date, our assessment of such contracts with customers under the new revenue standard continues supports the recognition of revenue over time using the current method. As such, we expect to retain the same accounting treatment used to recognize revenue under current standard.

The adoption of the new revenue standard will not affect the recognition for product sales, which are currently recognized upon the transfer to control, typically upon delivery when all other revenue recognition criteria are met.

The Company’s one-off service revenues are currently recognized based on the completed contract method, when the Company has completed all the respective service deliverables in the contracts. Under the new standard, the Company expects to recognize revenue primarily on an “over time” basis for such contracts by using cost inputs to measure the progress towards the completion of the performance obligation as the customer simultaneously receives and consumes the services or because of continuous transfer of control of asset to the customer as it’s created or enhanced. Therefore, the impact from adoption will primarily be associated with certain service contracts outstanding at June 30, 2018 accounted for under the completed contract method, which will be generally recognized earlier under this new guidance and result in a cumulative effect adjustment to retained earnings as of July 1, 2018.

Currently, revenues are presented net of taxes collected on behalf of the government. The Company elects to retain the same accounting treatment under the new standard. In addition, the Company also expects that that adoption of the new revenue standard will significantly expand its financial statement disclosures requirement.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10) (“ASU 2016-01”). The amendments require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instruments-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This updated guidance is effective for the annual period beginning after December 15, 2017, including interim periods within the year. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”),
Leases
. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-15,
Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments.
This new standard will make eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. The new standard is effective for fiscal years beginning after December 15, 2017, which means that it will be effective for the Company in the first quarter of the fiscal year beginning July 1, 2018. The new standard will require adoption on a retrospective basis unless it is impracticable to apply, in which case the Company would be required to apply the amendments prospectively as of the earliest date practicable. The Company is currently evaluating the impact of the pending adoption of ASU 2016-15 on its consolidated financial statements.

In October 2016, the FASB issued ASU No. 2016-16,
Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory
. Under the new standard, the selling (transferring) entity is required to recognize a current tax expense or benefit upon transfer of the asset. Similarly, the purchasing (receiving) entity is required to recognize a deferred tax asset or liability, as well as the related deferred tax benefit or expense, upon purchase or receipt of the asset. This pronouncement is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (a consensus of the FASB Emerging Issues Task Force) (“ASU2016-18”). ASU 2016-18 requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the total beginning and ending amounts for the periods shown on the statement of cash flows. The guidance is effective for public companies for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted, including adoption in an interim period. The guidance should be applied using a retrospective transition method for each period presented. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-01,
Business Combinations (Topic 805): Clarifying Definition of a Business ("ASU 2017-01")
. ASU 2017-01 clarifies the framework for determining whether an integrated set of assets and activities meets the definition of a business. The revised framework establishes a screen for determining whether an integrated set of assets and activities is a business and narrows the definition of a business, which is expected to result in fewer transactions being accounted for as business combinations. Acquisitions of integrated sets of assets and activities that do not meet the definition of a business are accounted for as asset acquisitions. This update is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for transactions that have not been reported in previously issued (or available to be issued) financial statements. The Company does not believe this standard will have a material impact on the results of operations or financial condition.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”),
Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
. ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for public business entities in the first quarter of 2020. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU No. 2017-09,
Compensation – Stock Compensation: Scope of Modification Accounting
. The guidance clarifies when changes to the terms or conditions of a share-based payment award must be accounted for as modifications. Entities will apply the modification accounting guidance if the value, vesting conditions or classification of the award changes. This guidance is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.